FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Summary of gross holding losses and fair value of held-to-maturity securities

		Amortized	Gross
	Held-To-Maturity	Cost	Holding Loss	Fair Value
December 31, 2021	U.S. Treasury Securities (Mature on 4/14/2022)	$116,717,711	$—	$116,717,711

Schedule of company's assets that are measured at fair value on a recurring basis

		September 30,	December 31,
Description	Level	2023	2022
Assets:
U.S. Mutual Funds Held in Trust Account	1	$26,711,906	$118,377,460

Liabilities:
Due to non-redeeming stockholders	3	$151,189	$—

		December 31,	December 31,
Description	Level	2022	2021
Assets:
U.S. Treasury Securities (Matured on 4/14/2022)	1	$—	$116,717,711
U.S. Mutual Funds Held in Trust Account	1	$118,377,460	$—